Expense by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by nature
Transaction related cost	¥ 172,162,214	¥ 160,892,189	¥ 154,854,420
Employee benefits expenses	14,674,492	13,969,975	14,594,912
- Wages, salaries, bonuses, social security and others	11,826,858	10,878,600	11,169,313
- Share-based compensation expenses	1,963,506	2,252,738	2,589,593
- Pension costs - defined contribution plans	884,128	838,637	836,006
Promotion, advertising and incentives	14,640,908	9,531,908	7,687,159
Expected credit losses	6,055,583	3,347,767	2,090,866
Provision for the shareholder class action lawsuit	5,297,364
Depreciation of property and equipment and right-of-use assets	2,823,916	3,026,236	3,821,925
Driver operation fees	2,970,350	2,668,220	2,142,690
Third party customer service expenses	1,406,763	1,256,259	1,122,836
Amortization of intangible assets	37,783	138,831	1,003,282
Impairment of property and equipment and other assets	20,067	24,577	165,159
Research and development expense	¥ 8,440,101	¥ 7,753,961	¥ 8,933,956